Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Company does not have a formal policy, but has an established practice described below, with respect to the granting of equity compensation. Our practices regarding the granting of equity awards are designed to ensure compliance with applicable securities laws and to maintain the integrity of our executive compensation program. The annual equity incentive awards to our Chairman and CEO and to our directors are recommended by the Compensation Committee and approved by the Board during its first-quarter meeting usually held in January of each year following the announcement of the Company’s fourth quarter and year-end financial and operating results. The Compensation Committee and the Board may from time-to-time grant promotional or other equity-based awards to our executive officers at other times during the year. In determining the timing and terms of an equity award, the Compensation Committee and the Board may consider material nonpublic information to ensure that such grants are made in compliance with applicable laws and regulations and, if appropriate, may delay the grant of equity awards until the public disclosure of such material nonpublic information. The Compensation Committee and Board of Directors did not grant stock options to any named executive officer during 2024.
The Committee evaluates opportunities under the Plan along with the annual setting of salaries and awarding bonuses and from time to time considers and grants awards to executive officers and key employees at other times during the calendar year in conjunction with the establishment of new Company-wide strategic goals or other circumstances. The Committee will also consider awards under the Plan, as appropriate, in recruiting new employees.
Historically, the Committee has granted both regular (time-based) and performance-based restricted shares and nonqualified stock options. Awards granted on a regular (or fixed) basis carry a set vesting schedule based on a certain time period as determined by the Committee. Performance-based awards are payable in recognition of achievement of certain annual and/or cumulative performance goals of the Company or our bank subsidiary based on one or more designated performance criteria.

Award Timing Method	The annual equity incentive awards to our Chairman and CEO and to our directors are recommended by the Compensation Committee and approved by the Board during its first-quarter meeting usually held in January of each year following the announcement of the Company’s fourth quarter and year-end financial and operating results. The Compensation Committee and the Board may from time-to-time grant promotional or other equity-based awards to our executive officers at other times during the year
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	In determining the timing and terms of an equity award, the Compensation Committee and the Board may consider material nonpublic information to ensure that such grants are made in compliance with applicable laws and regulations and, if appropriate, may delay the grant of equity awards until the public disclosure of such material nonpublic information.
MNPI Disclosure Timed for Compensation Value	false